Intangible Assets, net (Tables)	6 Months Ended
Jun. 30, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
The estimated useful lives of intangible assets are as follows:

Internally developed software	3 years
Software	3 years
Intangible assets, stated at cost less accumulated amortization, consisted of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Software	227,080	227,080	28,957
Domain Name	62,086	62,860	8,016
Internally developed software	72,911,336	72,911,336	9,297,543
Less: accumulated amortization	(58,904,560)	(58,915,632)	(7,512,832)
Less: impairment loss	(14,242,561)	(14,242,561)	(1,816,190)
Intangible assets, net	53,381	43,083	5,494

Schedule of expected amortization expense	Amortization expense expected for the next five years is as follows:

Year ending December 31,	HK$	US$
2026 (remaining)	10,964	1,398
2027	21,929	2,796
2028	10,190	1,300
2029	-	-
2030	-	-
Total	43,083	5,494